Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Income Taxes

8. INCOME TAXES

Due to the net losses incurred, there was no income tax provision for the fiscal years ended June 30, 2011 and 2010. Deferred tax assets and liabilities as of June 30, 2011 and 2010, were as follows:

	June 30, 2011	June 30, 2010

Net operating loss carryforward	$5,031,917	$3,467,230
Allowance for bad debt	8,026	—
Stock-based compensation	873,546	387,715
Less: Deferred tax liability - depreciation	(3,863)	(2,867)
Net deferred tax assets	5,909,626	3,852,078
Less valuation allowance	(5,909,626)	(3,852,078)

Net deferred tax asset	$—	$—

The Company had available at June 30, 2011, net operating loss carryforwards for federal and state tax purposes of approximately $13,372,000 that could be applied against taxable income in subsequent years through June 30, 2031.

Based on the weight of available evidence, both positive and negative, a valuation allowance to fully provide for the net deferred tax assets has been recorded since it is more likely than not that the deferred tax assets will not be realized.

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the fiscal years ended June 30, 2011 and 2010 was as follows:

	For the Fiscal Year Ended June 30,
	2011		2010
	Amount	%	Amount	%

Tax at U.S. statutory rate	$ (2,049,058)	-34.00%	$ (1,202,541)	-34.00%
State taxes, net of federal benefit	(217,838)	-3.61%	(127,279)	-3.60%
Other	209,348	3.50%	(134,669)	-3.80%
Change in valuation allowance	2,057,548	34.11%	1,464,489	41.40%
	$ -	0.00%	$ -	0.00%